Acquisitions - Summary of Fair Value of Acquired Loans and Unpaid Principal Balance (Detail) (MidSouth Bank [Member], USD $) In Thousands, unless otherwise specified	Jul. 01, 2014
Unpaid Principal Value [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	$ 191,692
Unpaid Principal Value [Member] | Residential Real Estate [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	39,425
Unpaid Principal Value [Member] | Commercial Real Estate [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	82,465
Unpaid Principal Value [Member] | Construction and Land Development [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	43,766
Unpaid Principal Value [Member] | Commercial Loans [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	16,311
Unpaid Principal Value [Member] | Consumer and Other Loans [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	1,865
Unpaid Principal Value [Member] | Purchased Credit Impaired [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	7,860
Fair Value [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	184,345
Fair Value [Member] | Residential Real Estate [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	38,618
Fair Value [Member] | Commercial Real Estate [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	80,566
Fair Value [Member] | Construction and Land Development [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	42,454
Fair Value [Member] | Commercial Loans [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	15,352
Fair Value [Member] | Consumer and Other Loans [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	1,828
Fair Value [Member] | Purchased Credit Impaired [Member]
Business Acquisition [Line Items]
Unpaid principal amount and Fair value of acquired loans	$ 5,527